The Central and Eastern Europe Fund, Inc.

Schedule of Investments	as of July 31, 2019 (Unaudited)

	Shares	Value ($)
Russia 67.3%
Common Stocks 65.8%
Banks 13.5%
Sberbank of Russia PJSC	2,400,000	8,834,906
Sberbank of Russia PJSC (ADR)	1,259,191	18,824,906
VTB Bank PJSC (GDR) (Registered)	512,869	683,654
		28,343,466
Chemicals 0.0%
Phosagro PJSC (GDR) (Registered)	6,319	78,798

Food & Staples Retailing 3.6%
Magnit PJSC (GDR) (Registered)	519,550	7,533,475

Interactive Media & Services 1.5%
Mail.ru Group Ltd. (GDR) (Registered)*	77,692	1,982,700
Yandex NV "A"*	30,000	1,176,300
		3,159,000
Metals & Mining 8.3%
Alrosa PJSC	1,670,000	2,145,836
Magnitogorsk Iron & Steel Works PJSC (GDR) (Registered)	100,000	874,000
MMC Norilsk Nickel PJSC (ADR)†	310,000	7,167,200
Novolipetsk Steel PJSC (GDR)	75,000	1,771,500
Polyus PJSC (GDR) (Registered)	51,859	2,644,809
Severstal PJSC (GDR) (Registered)	170,000	2,735,300
		17,338,645
Oil, Gas & Consumable Fuels 35.1%
Gazprom PJSC (ADR)	3,748,242	27,692,866
Lukoil PJSC (ADR)	322,500	26,551,425
Novatek PJSC (GDR) (Registered)	47,440	9,952,912
Rosneft Oil Co PJSC (GDR) (Registered)	362,997	2,405,218
Tatneft PAO (ADR)	97,548	6,815,300
		73,417,721
Professional Services 0.3%
HeadHunter Group PLC (ADR)	29,818	550,739

Specialty Retail 0.7%
Detsky Mir PJSC	1,000,000	1,413,898

Wireless Telecommunication Services 2.8%
Mobile Telesystems PJSC (ADR)	700,000	5,785,500
Total Common Stocks (Cost $84,351,545)		137,621,242

Preferred Stocks 1.5%
Oil, Gas & Consumable Fuels 1.5%
Surgutneftegas PJSC	6,600,000	3,240,296
Total Preferred Stocks (Cost $3,903,980)	3,240,296
Total Russia (Cost $88,255,525)		140,861,538

Poland 14.3%
Common Stocks
Banks 3.3%
Alior Bank SA*	37,985	462,996
Bank Pekao SA	95,371	2,555,598
Powszechna Kasa Oszczednosci Bank Polski SA	376,090	3,993,037
		7,011,631
Consumer Finance 0.9%
KRUK SA	38,323	1,845,764

Diversified Telecommunication Services 0.5%
Orange Polska SA*	650,000	1,141,477

Electric Utilities 0.3%
PGE Polska Grupa Energetyczna SA*	267,719	618,006

Insurance 3.0%
Powszechny Zaklad Ubezpieczen SA	581,735	6,318,476

	Shares	Value ($)
Media 0.7%
Cyfrowy Polsat SA	185,000	1,443,705

Metals & Mining 0.5%
KGHM Polska Miedz SA*	38,518	944,588

Oil, Gas & Consumable Fuels 3.8%
Polski Koncern Naftowy ORLEN SA	250,015	6,323,443
Polskie Gornictwo Naftowe i Gazownictwo SA	1,100,000	1,608,822
		7,932,265
Software 0.3%
Asseco Poland SA	40,000	569,959

Textiles, Apparel & Luxury Goods 1.0%
CCC SA	55,000	2,143,191
Total Poland (Cost $30,601,811)		29,969,062

Hungary 7.5%
Common Stocks
Banks 2.1%
OTP Bank PLC	101,478	4,264,073

Diversified Telecommunication Services 0.6%
Magyar Telekom Telecommunications PLC (ADR)	909,194	1,327,823

Oil, Gas & Consumable Fuels 3.1%
MOL Hungarian Oil & Gas PLC	638,336	6,542,115

Pharmaceuticals 1.7%
Richter Gedeon Nyrt	200,000	3,542,635
Total Hungary (Cost $14,133,619)		15,676,646

Czech Republic 3.0%
Common Stocks
Banks 2.4%
Komercni banka AS	65,000	2,522,657
Moneta Money Bank AS 144A	701,988	2,426,107
		4,948,764
Electric Utilities 0.6%
CEZ AS	55,000	1,242,574
Total Czech Republic (Cost $6,799,069)		6,191,338

Austria 1.2%
Common Stocks
Oil, Gas & Consumable Fuels 1.2%
OMV AG (Cost $2,584,802)	52,000	2,623,304

Moldova 1.1%
Common Stocks
Beverages 1.1%
Purcari Wineries PLC (Cost $1,944,836)	425,000	2,338,679

Netherlands 0.2%
Common Stocks
Hotels, Restaurants & Leisure 0.2%
DP Eurasia NV 144A* (Cost $906,928) (a)	346,853	356,737

Kazakhstan 0.1%
Common Stocks
Metals & Mining 0.1%
Altyn PLC* (Cost $1,824,442)	50,000,000	275,490

Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (Cost $2,078,383) (b) (c)	2,078,383	2,078,383

Cash Equivalents 3.5%
DWS Central Cash Management Government Fund, 2.39% (Cost $7,250,300) (c)	7,250,300	7,250,300

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $156,379,715)	99.2	207,621,477
Other Assets and Liabilities, Net	0.8	1,685,171
Net Assets	100.0	209,306,648

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2019 are as follows:
Value ($) at 10/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2019	Value ($) at 7/31/2019
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (b) (c)
1,032,744	1,045,639(d)	–	–	–	4,226	–	2,078,383	2,078,383
Cash Equivalents 3.5%
DWS Central Cash Management Government Fund, 2.39% (c)
25,557,784	39,553,447	57,860,931	–	–	224,230	–	7,250,300	7,250,300
26,590,528	40,599,086	57,860,931	–	–	228,456	–	9,328,683	9,328,683

*		Non-income producing security.
†		All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2019 amounted to $2,062,327, which is 1.0% of net assets.
(a)		DP Eurasia serves customers in Turkey, Russia, Azerbaijan and Georgia.
(b)		Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)		Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2019.
144A	:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR	:	American Depositary Receipt
GDR	:	Global Depositary Receipt
PJSC	:	Public Joint Stock Company

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (e)
Russia	$140,861,538	$—	$—	$140,861,538
Poland	29,969,062	—	—	29,969,062
Hungary	15,676,646	—	—	15,676,646
Czech Republic	6,191,338	—	—	6,191,338
Austria	2,623,304	—	—	2,623,304
Moldova	2,338,679	—	—	2,338,679
Netherlands	356,737	—	—	356,737
Kazakhstan	275,490	—	—	275,490
Short-Term Instruments (e)	9,328,683	—	—	9,328,683
Total	$207,621,477	$—	$—	$207,621,477

(e) See Schedule of Investments for additional detailed categorizations.